UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alesco Advisors LLC
Address:   1080 Pittsford-Victor Road
           Pittsford, New York 14534

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey D. Bradley
Title:   Chief Compliance Officer
Phone:   (585) 586-0970

Signature, Place, and Date of Signing:

   JEFFREY D. BRADLEY             Pittsford, NY               04/26/2007
------------------------       -------------------        ------------------
      (Signature)                 (City, State)                 (Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     42
Form 13F Information Table Value Total:    $334,166
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
----------------------------  --------------  -----------  --------  -------  --- ----  -------  --------  -------- -------- -------
ANAREN INC                    COM             032744 10 4  $    484   27,501            OTHER                 9,200           18,301
ANHEUSER BUSCH COS INC        COM             035229 10 3  $    923   18,288            OTHER                 2,097           16,191
BANK OF AMERICA CORPORATION   COM             060505 10 4  $  8,499  166,590            OTHER                    --          166,590
BROWN & BROWN INC             COM             115236 10 1  $    357   13,180            OTHER                    --           13,180
DIAMONDS TR                   UNIT SER 1      252787 10 6  $    222    1,800            SOLE                  1,800               --
STREETTRACKS SER TR           DJ WIL REIT     86330e 60 4  $ 12,899  142,605            SOLE                140,180            2,425
FIRST NIAGARA FINL GP INC     COM             33582V 10 8  $  1,722  123,793            OTHER                    30          123,763
GENERAL ELECTRIC CO           COM             369604 10 3  $    237    6,700            OTHER                 6,700               --
HOME PROPERTIES INC           COM             437306 10 3  $    454    8,600            OTHER                 8,600               --
INTERNATIONAL BUSINESS MACHS  COM             459200 10 1  $    469  399,755            OTHER               399,755               --
ISHARES TR                    LEHMAN 1-3 YR   464288 64 6  $    202    2,000            SOLE                  2,000               --
ISHARES TR                    1-3 YR TRS BD   464287 45 7  $    241    3,000            SOLE                  3,000               --
ISHARES TR                    20+ YRS TRS BD  464287 43 2  $    962   10,900            SOLE                 10,000              900
ISHARES TR                    LEHMAN AGG BND  464287 22 6  $  3,011   30,030            SOLE                 29,805              225
ISHARES TR                    LEHMAN INTER G  464288 61 2  $    443    4,400            SOLE                  4,400               --
ISHARES TR                    MSCI EAFE IDX   464287 46 5  $ 31,499  413,045            SOLE                400,495           12,550
ISHARES TR                    MSCI EMERG MKT  464287 23 4  $    331    2,840            SOLE                  2,840               --
ISHARES TR                    RUSSELL 1000    464287 62 2  $  1,634   21,100            SOLE                 21,100               --
ISHARES TR                    RUSSELL1000VAL  464287 59 8  $    214    2,575            SOLE                  2,575               --
ISHARES TR                    RSSL MCRCP IDX  464288 86 9  $    865   14,705            SOLE                 14,705               --
ISHARES TR                    S&P MIDCAP 400  464287 50 7  $ 33,819  399,755            SOLE                383,680           16,075
ISHARES TR                    S&P MC 400 GRW  464287 60 6  $ 13,675  162,550            SOLE                158,075            4,475
ISHARES TR                    S&P MIDCP VALU  464287 70 5  $ 16,848  201,700            SOLE                196,325            5,375
ISHARES TR                    S&P 500 INDEX   464287 20 0  $ 25,880  181,821            SOLE                178,621            3,200
ISHARES TR                    S&P500 GRW      464287 30 9  $  8,128  125,764            SOLE                120,431            5,333
ISHARES TR                    S&P 500 VALUE   464287 40 8  $ 10,171  131,075            SOLE                125,475            5,600
ISHARES TR                    S&P SMLCAP 600  464287 80 4  $ 35,098  516,836            SOLE                496,658           20,178
ISHARES TR                    S&P SMLCP GROW  464287 88 7  $ 14,002  104,806            SOLE                101,731            3,075
ISHARES TR                    S&P SMLCP VALU  464287 87 9  $ 10,892  141,995            SOLE                135,695            6,300
ISHARES TR                    US TIPS BD FD   464287 17 6  $  2,308   22,840            SOLE                 20,840            2,000
M&T BK CORP                   COM             55261f 10 4  $    336    2,900            OTHER                 2,900               --
PAETEC HOLDING CORP           COM             695459 10 7  $    500   47,722            OTHER                47,722               --
PARLUX FRAGRANCES INC         COM             701645 10 3  $    307   55,100            OTHER                    --           55,100
PAYCHEX INC                   COM             704326 10 7  $  3,689   97,417            OTHER                97,417               --
PHOENIX FOOTWEAR GROUP INC    COM             71903M 10 0  $  3,282  721,300            OTHER                    --          721,300
PRESSTEK INC                  COM             741113 10 4  $     73   12,000            OTHER                12,000               --
SPDR TR                       COM             78462f 10 3  $ 86,550  609,506            SOLE                588,411           21,095
MIDCAP SPDR TR                UNIT SER 1      595635 10 3  $    460    2,975            SOLE                  2,975               --
SCHLUMBERGER LTD              COM             806857 10 8  $    221    3,200            OTHER                 3,200               --
VANGUARD INDEX FDS            REIT ETF        922908 55 3  $  1,735   21,860            SOLE                 21,860               --
VANGUARD INDEX FDS            SMALL CP ETF    922908 75 1  $    233    3,300            SOLE                  3,300               --
XEROX CORP                    COM             984121 10 3  $    289   17,124            OTHER                17,124               --